Asset Retirement Obligation (Schedule Of Asset Retirement Obligation) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Asset Retirement Obligation [Abstract]
Current Portion	$ 41	$ 43
Long-Term Portion	773	870
Asset Retirement Obligation, Total	$ 814	$ 913	$ 966